UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07723
Investment Company Act File Number
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.75%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 13.27%(1)
Novartis AG	1,180,000	$62,842,825	5.91%
Roche Holding AG	323,000	44,294,314	4.17
Shire PLC ADR	482,000	33,903,880	3.19

		$141,041,019	13.27%

Major Capitalization - Far East — 5.17%(1)
Mitsubishi Tanabe Pharma Corp.	2,100,000	$33,062,792	3.11%
Shionogi & Co., Ltd.	1,200,000	21,891,947	2.06

		$54,954,739	5.17%

Major Capitalization - North America — 50.63%(1)
Aetna, Inc.	335,000	$9,922,700	0.93%
Allergan, Inc.	465,000	30,815,550	2.90
Amgen, Inc.(2)	790,000	41,625,100	3.91
Baxter International, Inc.	416,000	20,196,800	1.90
Bristol-Myers Squibb Co.	1,200,000	30,288,000	2.85
Celgene Corp.(2)	240,000	14,251,200	1.34
Dendreon Corp.(2)	467,600	16,712,024	1.57
Genzyme Corp.(2)	610,000	43,444,200	4.09
Gilead Sciences, Inc.(2)	950,000	34,675,000	3.26
Hospira, Inc.(2)	440,000	24,754,400	2.33
Humana, Inc.(2)	185,000	10,367,400	0.97
Illumina, Inc.(2)	510,700	30,703,284	2.89
Merck & Co., Inc.	1,100,000	37,917,000	3.57
Perrigo Co.	400,000	24,096,000	2.27
Pfizer, Inc.	2,550,000	41,539,500	3.91
Stryker Corp.	220,000	11,019,800	1.04
Thermo Fisher Scientific, Inc.(2)	481,900	24,509,434	2.31
UnitedHealth Group, Inc.	650,000	23,738,000	2.23
Vertex Pharmaceuticals, Inc.(2)	620,000	20,540,600	1.93
Watson Pharmaceuticals, Inc.(2)	356,000	17,351,440	1.63
WellPoint, Inc.(2)	350,000	19,509,000	1.83
Zimmer Holdings, Inc.(2)	210,000	10,344,600	0.97

		$538,321,032	50.63%

Small & Mid Capitalization - Europe — 5.33%(1)
Elan Corp. PLC ADR(2)	3,300,000	$16,995,000	1.60%
Given Imaging, Ltd.(2)	725,900	10,961,090	1.03
Hikma Pharmaceuticals PLC	777,307	9,213,868	0.87
Warner Chilcott PLC, Class A	1,025,000	19,485,250	1.83

		$56,655,208	5.33%

Small & Mid Capitalization - Far East — 8.45%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	815,000	$28,519,524	2.68%
Sawai Pharmaceutical Co., Ltd.	410,000	35,028,080	3.30
Towa Pharmaceutical Co., Ltd.	470,000	26,304,844	2.47

		$89,852,448	8.45%

Small & Mid Capitalization - North America — 15.90%(1)
Align Technology, Inc.(2)	675,000	$11,805,750	1.11%
Allos Therapeutics, Inc.(2)	2,883,000	11,704,980	1.10
BioMarin Pharmaceutical, Inc.(2)	1,450,000	39,266,000	3.69
Cubist Pharmaceuticals, Inc.(2)	1,153,100	25,033,801	2.36
Endo Pharmaceuticals Holdings, Inc.(2)	636,800	22,931,168	2.16
Human Genome Sciences, Inc.(2)	628,000	15,404,840	1.45
Incyte Corp.(2)	688,000	9,982,880	0.94

			Percentage of
Security	Shares	Value	Net Assets
Momenta Pharmaceuticals, Inc.(2)	720,000	$10,980,000	1.03%
NPS Pharmaceuticals, Inc.(2)	1,850,000	11,488,500	1.08
Seattle Genetics, Inc.(2)	692,500	10,456,750	0.98

		$169,054,669	15.90%

Total Common Stocks (identified cost $911,856,245)		$1,049,879,115

Call Options Purchased — 0.0%

	Number	Strike	Expiration		Percentage of
Description	of Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options Purchased (identified cost $0)				$0

Short-Term Investments — 0.94%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	$10,025	$10,025,495	0.94%

Total Short-Term Investments (identified cost $10,025,495)		$10,025,495

Total Investments (identified cost $921,881,740)		$1,059,904,610	99.69%

Other Assets, Less Liabilities		$3,328,693	0.31%

Net Assets		$1,063,233,303	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2010 was $11,738.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$923,557,701

Gross unrealized appreciation	$196,164,600
Gross unrealized depreciation	(59,817,691)

Net unrealized appreciation	$136,346,909

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$33,903,880	$107,137,139		$—	$141,041,019
Major Capitalization - Far East	—	54,954,739		—	54,954,739
Major Capitalization - North America	538,321,032	—		—	538,321,032
Small & Mid Capitalization - Europe	47,441,340	9,213,868		—	56,655,208
Small & Mid Capitalization - Far East	35,028,080	54,824,368		—	89,852,448
Small & Mid Capitalization - North America	169,054,669	—		—	169,054,669

Total Common Stocks	$823,749,001	$226,130,114	*	$—	$1,049,879,115

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	10,025,495		—	10,025,495

Total Investments	$823,749,001	$236,155,609		$0	$1,059,904,610

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the period ended November 30, 2010 to require a reconciliation of Level 3 assets.

All Level 3 investments held at November 30, 2010 and August 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly Samuel D. Isaly
President

Date:	January 24, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 24, 2011